FORFEITURES	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Risk and Uncertainty [Line Items]
FORFEITURES	FORFEITURES
Employer contributions forfeited remain in the Plan and are available to offset future employer contributions or to pay Plan expenses. As of December 31, 2025 and 2024, forfeited non-vested accounts totaled $208,288 and $178,116, respectively. For the years ended December 31, 2025 and 2024, $62,250 and $48,000, respectively, was used from the forfeiture account to pay Plan expenses.